Expense Example - AMG Managers Cadence Emerging Companies Fund	Oct. 01, 2020 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,469
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,309
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,193